Profit/(loss) dealt with in the accounts of the Bank	12 Months Ended
Dec. 31, 2017
Bank
Acquisitions and disposals
Profit/(loss) dealt with in the accounts of the Bank	7 Profit/(loss) dealt with in the accounts of the Bank As permitted by section 408(3) of the Companies Act 2006, no income statement for the Bank has been presented as a primary financial statement.